Share Capital (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure of share capital, reserves and other equity interest [Abstract]
Schedule of classes of share capital

Authorised share capital:	2024 £’000	2023 £’000
60,000,000 ordinary shares of £0.02 each	1,200	1,200

Allotted, called up and fully paid:	2024 No.	£’000	2023 No.	£’000
Class A ordinary shares	44,495,400	890	41,810,877	836
Class B ordinary shares	14,536,032	290	15,940,112	319
Ordinary shares of £0.02 each	59,031,432	1,180	57,750,989	1,155